Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Preferred Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2014	2,124,817	6,000	0
Beginning Balance, Amount at Dec. 31, 2014	$ 2,125	$ 6	$ 0	$ 36,880,771	$ (23,162,654)	$ 13,720,248
Common Stock Issued for Cash, Shares	1,443,362
Common Stock Issued for Cash, Amount	$ 1,443			3,826,339		3,827,782
Conversion of Preferred Shares, common stock issued	185,000
Conversion of Preferred Shares, common stock value	$ 185			(185)
Conversion of Preferred Shares, preferred shares converted		(710)
Value of beneficial conversion feature upon conversion of preferred shares				3,783,850	(3,783,850)
Share-based compensation				31,919		31,919
Shares to be issued			$ 24	(24)
Imputed Interest for Short Term Debt - Related Party				24,757		24,757
Net Loss					(3,483,122)	(3,483,122)
Other comprehensive loss						0
Ending Balance, Shares at Dec. 31, 2015	3,753,179	5,290	0
Ending Balance, Amount at Dec. 31, 2015	$ 3,753	$ 6	$ 24	44,547,427	(30,429,626)	14,121,584
Exercise of warrants, shares issued	33,334
Exercise of warrants, value	$ 33			109,967		110,000
Conversion of Preferred Shares, common stock issued	131,667
Conversion of Preferred Shares, common stock value	$ 132			(131)
Conversion of Preferred Shares, preferred shares converted		(395)
Conversion of Preferred Shares, preferred shares converted value		$ (1)
Conversion of debt, shares issued	79,561
Conversion of debt, value	$ 80			410,455		410,535
Issuance of common stock for services, shares	12,500
Issuance of common stock for services, value	$ 13			38,987		39,000
Share-based compensation				1,581,797		1,581,797
Imputed Interest for Short Term Debt - Related Party				8,503		8,503
Adjustment to reconcile shares outstanding due to Reverse Stock Split, shares	408
Net Loss					(6,213,135)	(6,213,135)
Other comprehensive loss						(2,758)
Ending Balance, Shares at Dec. 31, 2016	4,010,649	4,895	0
Ending Balance, Amount at Dec. 31, 2016	$ 4,011	$ 5	$ 24	$ 46,697,005	$ (36,642,761)	10,055,526
Net Loss						(3,732,183)
Other comprehensive loss						(2,360)
Ending Balance, Amount at Sep. 30, 2017						$ 10,367,014